UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-06221
                                                     ---------

                           Brandywine Blue Fund, Inc.
                              ------------------
               (Exact name of registrant as specified in charter)


                               3711 Kennett Pike
                           Greenville, Delaware 19807
                              --------------------
              (Address of principal executive offices) (Zip code)



                              William F. D'Alonzo
                               3711 Kennett Pike
                             Greenville, DE  19807
                               ------------------
                    (Name and address of agent for service)



                                 (302) 656-3017
                                 --------------
               Registrant's telephone number, including area code


Date of fiscal year end: SEPTEMBER 30
                         ----------------


Date of reporting period: DECEMBER 31, 2004
                          -----------------


Item 1. Schedule of Investments.

                           BRANDYWINE BLUE FUND, INC.
                            SCHEDULE OF INVESTMENTS
                               December 31, 2004
                                  (Unaudited)




  SHARES OR
  PRINCIPAL
   AMOUNT                                                          VALUE
  ---------                                                        -----

COMMON STOCKS - 96.8% (A)<F2>

               BUILDING RELATED - 6.1%
   330,600     Centex Corp.                                  $   19,697,148
   372,900     Lennar Corp.                                      21,135,972
                                                             --------------
                                                                 40,833,120

               BUSINESS/COMMUNICATION SERVICES - 4.5%
   615,900     R. R. Donnelley & Sons Co.                        21,735,111
   194,800     Fiserv, Inc.*<F1>                                  7,829,012
                                                             --------------
                                                                 29,564,123

               COMMUNICATIONS EQUIPMENT/SERVICES - 9.8%
 1,653,300     Avaya Inc.*<F1>                                   28,436,760
 2,023,300     Corning Inc.*<F1>                                 23,814,241
 3,412,100     Lucent Technologies Inc.*<F1>                     12,829,496
                                                             --------------
                                                                 65,080,497

               COMPUTER/ELECTRONICS - 1.5%
   196,800     Rockwell Automation Inc.                           9,751,440


               FINANCIAL - 6.1%
   936,000     E*TRADE Financial Corp.*<F1>                      13,993,200
   929,600     MBNA Corp.                                        26,205,424
                                                             --------------
                                                                 40,198,624

               FOOD/RESTAURANTS - 3.4%
   713,000     McDonald's Corp.                                  22,858,780

               INSURANCE - 5.8%
   370,100     Allstate Corp.                                    19,141,572
   374,600     SAFECO Corp.                                      19,569,104
                                                             --------------
                                                                 38,710,676

               LEISURE & ENTERTAINMENT - 3.4%
   390,000     Starwood Hotels & Resorts Worldwide, Inc.         22,776,000

               MACHINERY - 10.8%
   439,200     Danaher Corp.                                     25,214,472
   344,300     Ingersoll-Rand Co.                                27,647,290
   227,100     ITT Industries, Inc.                              19,178,595
                                                             --------------
                                                                 72,040,357

               MEDIA GROUP - 2.8%
   206,300     McGraw-Hill Companies, Inc.                       18,884,702

               MEDICAL/DENTAL PRODUCTS & SERVICES - 3.3%
   348,600     Fisher Scientific International Inc.*<F1>         21,745,668

               MISCELLANEOUS MANUFACTURING - 6.6%
   434,900     General Electric Co.                              15,873,850
   782,000     Tyco International Ltd.                           27,948,680
                                                             --------------
                                                                 43,822,530

               OIL/GAS SERVICES - 8.4%
   385,500     Halliburton Co.                                   15,127,020
   346,900     Nabors Industries, Ltd.*<F1>                      17,792,501
   443,300     Weatherford International Ltd.*<F1>               22,741,290
                                                             --------------
                                                                 55,660,811

               PHARMACEUTICALS - 7.5%
   321,000     Amgen Inc.*<F1>                                   20,592,150
   985,800     Teva Pharmaceutical Industries Ltd. SP-ADR        29,435,988
                                                             --------------
                                                                 50,028,138

               RAW & INTERMEDIATE MATERIALS - 9.7%
 1,200,000     Companhia Vale do Rio Doce-ADR                    34,812,000
   300,000     Phelps Dodge Corp.                                29,676,000
                                                             --------------
                                                                 64,488,000

               TRANSPORTATION RELATED - 7.1%
   511,100     Burlington Northern Santa Fe Corp.                24,180,141
   340,200     Union Pacific Corp.                               22,878,450
                                                             --------------
                                                                 47,058,591
                                                             --------------
               Total common stocks                              643,502,057
                 (Cost $569,570,117)


SHORT-TERM INVESTMENTS - 5.8% (A)<F2>

               COMMERCIAL PAPER - 5.6%
$37,000,000    UBS Finance (DE) LLC,
                 due 01/03/05 - 01/04/05,
                 discounts of 2.18% - 2.38%                      36,993,743
                                                             --------------
               Total commercial paper
                 (Cost $36,993,743)                              36,993,743
                                                             --------------

               VARIABLE RATE DEMAND NOTE - 0.2%
 1,442,998     U.S. Bank, N.A., 2.17%                             1,442,998
                                                             --------------
               Total variable rate demand note
                 (Cost $1,442,998)                                1,442,998
                                                             --------------
               Total short-term investments
                 (Cost $38,436,741)                              38,436,741
                                                             --------------
               Total investments
                 (Cost $608,006,858) - 102.6%                   681,938,798

               Liabilities, less cash and
                receivables (2.6%) (A)<F2>                      (17,401,329)
                                                             --------------
               TOTAL NET ASSETS -- 100.0%                    $  664,537,469
                                                             --------------
                                                             --------------


*<F1>   Non-dividend paying security.

(A)<F2> Percentages for the various classifications relate to net assets.

ADR - American Depository Receipt




                            BRANDYWINE ADVISORS FUND
                            STATEMENT OF NET ASSETS
                               December 31, 2004
                                  (Unaudited)


    SHARES OR
    PRINCIPAL
     AMOUNT                                                        VALUE
    ---------                                                      -----


COMMON STOCKS - 98.0% (A)<F2>

               AEROSPACE/DEFENSE - 1.3%
    31,500     Alliant Techsystems Inc.*<F1>                 $    2,059,470

               BUILDING RELATED - 11.0%
    84,200     Centex Corp.                                       5,016,636
    44,700     KB Home, Inc.                                      4,666,680
    78,100     Lennar Corp.                                       4,426,708
    54,000     Martin Marietta Materials, Inc.                    2,897,640
                                                             --------------
                                                                 17,007,664

               BUSINESS/COMMUNICATION SERVICES - 4.1%
    99,800     R. R. Donnelley & Sons Co.                         3,521,942
    48,300     Fiserv, Inc.*<F1>                                  1,941,177
    14,600     Global Payments Inc.                                 854,684
                                                             --------------
                                                                  6,317,803

               COMMUNICATIONS EQUIPMENT/SERVICES - 7.5%
   161,000     Andrew Corp.*<F1>                                  2,194,430
   429,400     Avaya Inc.*<F1>                                    7,385,680
    87,800     Polycom, Inc.*<F1>                                 2,047,496
                                                             --------------
                                                                 11,627,606

               COMPUTER/ELECTRONICS - 4.5%
    45,500     AMETEK, Inc.                                       1,622,985
    17,000     Avid Technology, Inc.                              1,049,750
    61,000     Avnet, Inc.*<F1>                                   1,112,640
    75,800     Celestica Inc.*<F1>                                1,069,538
    41,700     Rockwell Automation Inc.                           2,066,235
                                                             --------------
                                                                  6,921,148

               ENERGY - 5.7%
   107,500     Arch Coal, Inc.                                    3,820,550
   122,700     CONSOL Energy Inc.                                 5,036,835
                                                             --------------
                                                                  8,857,385

               FINANCIAL - 2.2%
   176,800     E*TRADE Financial Corp.*<F1>                       2,643,160
    16,100     Investors Financial Services Corp.                   804,678
                                                             --------------
                                                                  3,447,838

               FOOD/RESTAURANTS - 1.2%
    68,100     Darden Restaurants, Inc.                           1,889,094

               INSURANCE - 5.5%
    83,300     ChoicePoint Inc.*<F1>                              3,830,967
    88,800     SAFECO Corp.                                       4,638,912
                                                             --------------
                                                                  8,469,879

               MACHINERY - 6.6%
   114,500     Pentair, Inc.                                      4,987,620
    24,900     Roper Industries, Inc.                             1,513,173
   141,500     The Timken Co.                                     3,681,830
                                                             --------------
                                                                 10,182,623

               MEDICAL/DENTAL PRODUCTS & SERVICES - 11.8%
   125,200     Covance Inc.*<F1>                                  4,851,500
   115,400     Fisher Scientific International Inc.*<F1>          7,198,652
    86,100     PerkinElmer, Inc.                                  1,936,389
   142,400     Thermo Electron Corp.*<F1>                         4,299,056
                                                             --------------
                                                                 18,285,597

               OIL/GAS EXPLORATION - 3.6%
   340,000     Chesapeake Energy Corp.                            5,610,000

               OIL/GAS SERVICES - 8.7%
    65,900     Grant Prideco, Inc.*<F1>                           1,321,295
    53,900     Nabors Industries, Ltd.*<F1>                       2,764,531
   156,300     National-Oilwell, Inc.*<F1>                        5,515,827
    74,200     Weatherford International Ltd.*<F1>                3,806,460
                                                             --------------
                                                                 13,408,113

               PHARMACEUTICALS - 1.1%
    46,900     Affymetrix, Inc.*<F1>                              1,714,195

               RAW & INTERMEDIATE MATERIALS - 8.3%
    64,500     Phelps Dodge Corp.                                 6,380,340
   126,800     United States Steel Corp.                          6,498,500
                                                             --------------
                                                                 12,878,840

               SPECIALTY RETAILING - 6.8%
    82,300     Dollar Tree Stores, Inc.*<F1>                      2,360,364
   122,000     Michaels Stores, Inc.                              3,656,340
    81,000     MSC Industrial Direct Co., Inc.                    2,914,380
    42,000     PETsMART, Inc.                                     1,492,260
                                                             --------------
                                                                 10,423,344

               TRANSPORTATION RELATED - 8.1%
    65,100     Canadian Pacific Railway Ltd.                      2,240,091
   107,400     Ryder System, Inc.                                 5,130,498
    92,300     Yellow Roadway Corp.*<F1>                          5,142,033
                                                             --------------
                                                                 12,512,622
                                                             --------------
               Total common stocks
                 (Cost $128,374,905)                            151,613,221



SHORT-TERM INVESTMENTS - 2.3% (A)<F2>

               COMMERCIAL PAPER - 1.9%
$2,900,000     UBS Finance (DE) LLC,
               due 01/03/05 - 01/04/05,
               discounts of 2.18% - 2.38%                         2,899,502
                                                             --------------
               Total commercial paper
                 (Cost $2,899,502)                                2,899,502
                                                             --------------

               VARIABLE RATE DEMAND NOTE - 0.4%
   692,436     Wisconsin Corporate Central
               Credit Union, 2.09%                                  692,436
                                                             --------------
               Total variable rate demand note
                 (Cost $692,436)                                    692,436
                                                             --------------

               Total short-term investments
                 (Cost $3,591,938)                                3,591,938
                                                             --------------
               Total investments
                 (Cost $131,966,843) - 100.3%                   155,205,159

               Liabilities, less cash and
                 receivables (0.3%) (A)<F2>                        (518,547)
                                                             --------------
                TOTAL NET ASSETS -- 100.0%                   $  154,686,612
                                                             --------------
                                                             --------------

*<F1>   Non-dividend producing security.

(A)<F2> Percentages for the various classifications relate to net assets.


Item 2. Controls and Procedures.

(a) The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     (Registrant) Brandywine Blue Fund, Inc.
                  --------------------------

     By (Signature and Title)   /s/ William F. D'Alonzo
                               -------------------------------
                                William F. D'Alonzo, President

     Date  February 2, 2005
           ----------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     By (Signature and Title)       /s/ William F. D'Alonzo
                                   -------------------------------
                                    William F. D'Alonzo, President

     Date  February 2, 2005
           ----------------

     By (Signature and Title)       /s/ Christopher G. Long
                                   -------------------------------
                                    Christopher G. Long, Treasurer

     Date  February 2, 2005
           ----------------